Vessel Revenue, net and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Vessel Revenue, net and Voyage Expenses [Abstract]
Statement of Operations Derived from Spot Charter, Time Charters and Pool Agreements	The following table presents the Company’s statement of operations figures derived from spot charter, time charters and pool agreements for the years ended December 31, 2024, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

	Year ended	Year ended	From January 20, 2022 through
	December 31, 2024	December 31, 2023	December 31, 2022
Vessel revenues from time charters and pool agreements, net of commissions	45,439	31,754	13,548
Vessel revenues from spot charters, net of commissions	-	4,313	9,236
Total	45,439	36,067	22,784

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the years ended December 31, 2024, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

Customer	2024	2023	2022
A	33%	21%	-
B	19%	10%	-
C	16%	-	-
D	-	22%	-
E	-	12%	-
F	-	12%	15%
G	-	-	25%
H	-	-	20%
I	-	-	19%
J	-	-	15%
Total	68%	77%	94%

Voyage Expenses from Time Charters, Spot Charters and for Unfixed Periods
The following table presents the Company’s statement of operations’ figures derived from time charters, spot charters and for unfixed periods for the years ended December 31, 2024, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:
	Year ended	Year ended	From January 20, 2022 through
	December 31, 2024	December 31, 2023	December 31, 2022
Voyage expenses from time charters	1,270	1,424	178
Voyage expenses from spot charters	-	1,039	4,802
Voyage expenses for unfixed periods	501	644	265
Total	1,771	3,107	5,245